As Filed with the Securities and Exchange Commission July 10, 2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-7521



                                The Kenwood Funds
               (Exact name of registrant as specified in charter)



             10 South LaSalle Street, Suite 3610, Chicago, IL 60603
               (Address of principal executive offices) (Zip code)



                                   Arthur Don
                             D'Ancona & Pflaum LLC
                        111 E. Wacker Drive, Suite 2800
                               Chicago, IL 60601
                                  312-602-2048
                     (Name and address of agent for service)



                          1-888-KENFUND (888-536-3863)
               Registrant's telephone number, including area code



Date of fiscal year end: April 30, 2003


Date of reporting period:  April 30, 2003




Item 1. Report to Stockholders.




                                  ANNUAL REPORT






================================================================================


                                THE KENWOOD FUNDS


================================================================================




                        The Kenwood Growth & Income Fund









                                 April 30, 2003





--------------------------------------------------------------------------------


--------------------------------------------------------------------------------




                                TABLE OF CONTENTS



                                                                       Page
                                                                       ----
        Shareholder Letter..........................................    1

        Performance Summary.........................................    2

        Statement of Assets and Liabilities.........................    3

        Statement of Operations.....................................    4

        Statement of Changes in Net Assets..........................    5

        Financial Highlights........................................    6

        Schedule of Investments..................................... 7-10

        Notes to the Financial Statements...........................11-13

        Report of Independent Accountants...........................   14

        Trustees and Officers.......................................15-17








                               NOTICE TO INVESTORS


     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.
    This report must be accompanied or preceded by a prospectus of the Fund.



--------------------------------------------------------------------------------




Dear Shareholder,

For the 12-month period ended April 30, 2003, The Kenwood Growth and Income Fund had performance of -19.01% compared to -13.49% for the Russell Midcap Value Index and -17.51% for the S&P MidCap 400 Index.

The markets' shift away from small  capitalization  stocks  continued during the
12-month   period  ended  April  30,  2003.  Mid  and  large  cap  indexes  both outperformed the small cap indexes by more than 100 basis points.

Near their valuation peak in March 1999, large cap stocks were selling at more than a 50% premium to the small and mid cap segments of the market as measured by the relevant S&P indexes on a trailing price/earnings basis (excluding companies with negative earnings). Small and mid cap stocks soon began outperforming the large cap indexes. While a large cap premium may be justified given higher capital returns and less earnings variability, clearly the valuation gap was too large at the end of the nineties, in our opinion.

It does appear that a substantial portion of the corrective action at the smaller end of the market has already occurred. After the first quarter of 2003, large cap stocks were selling at a 10% premium to mid cap stocks and a 20% premium to the small cap stocks, suggesting that the smaller end of the market may have had much of its run.

The most interesting note is that mid cap stocks seem to have benefited whether the momentum has been behind small or large cap stocks. We believe that the mid cap sector has offered investors more opportunities to discover undervalued stocks relative to the closely followed large cap arena without the liquidity premium demanded by investing in higher risk, smaller cap issues.

We continue to believe that the U.S. economy is moving forward at a 2 - 2.5% GDP clip but this growth rate may be masking "true" demand because of delays in spending by both the industrial sector and consumers. Clearly, the war had a negative impact on both the top and bottom line of many companies. Consumers have been hesitant to spend as unemployment rates tick up while corporations delayed their capital investment spending plans until they could ascertain what demand for their products would be after the Iraq war was over. Raw material costs, meanwhile, have increased in response to higher energy input costs with limited pricing flexibility to pass them on. The result has been a sluggish restart in earnings growth for many companies.

We appreciate the confidence expressed by our shareholders.


Sincerely,


/S/ Barbara L. Bowles
---------------------
Barbara L. Bowles
President


Past performance is not indicative of future results. Investing in midcap stocks may be more risky and volatile than investing in large cap stocks.

Quasar Distributors, LLC, Distributor.


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

PERFORMANCE SUMMARY
[GRAPH]]
--------------------------------------------------------------------------------
              Kenwood Growth &     Russell Midcap        S&P MidCap
                Income Fund          Value Index          400 Index

  Apr-96         10,000                 10,000             10,000
  May-96         10,330                 10,095             10,135
  Jun-96         10,390                 10,106              9,983
  Jul-96          9,600                  9,625              9,307
  Aug-96          9,850                 10,028              9,844
  Sep-96         10,400                 10,396             10,273
  Oct-96         10,290                 10,670             10,303
  Nov-96         10,890                 11,340             10,883
  Dec-96         10,815                 11,292             10,895
  Jan-97         11,220                 11,647             11,304
  Feb-97         11,372                 11,844             11,211
  Mar-97         11,302                 11,484             10,733
  Apr-97         11,352                 11,773             11,011
  May-97         12,335                 12,468             11,974
  Jun-97         12,660                 12,930             12,310
  Jul-97         13,237                 13,890             13,529
  Aug-97         13,308                 13,727             13,513
  Sep-97         13,866                 14,578             14,290
  Oct-97         13,450                 14,135             13,668
  Nov-97         13,613                 14,611             13,870
  Dec-97         14,086                 15,171             14,409
  Jan-98         13,391                 14,877             14,135
  Feb-98         14,672                 15,870             15,305
  Mar-98         15,259                 16,688             15,996
  Apr-98         15,400                 16,594             16,288
  May-98         15,052                 16,206             15,555
  Jun-98         15,357                 16,258             15,653
  Jul-98         14,423                 15,434             15,046
  Aug-98         11,990                 13,264             12,246
  Sep-98         11,990                 14,037             13,388
  Oct-98         12,946                 14,946             14,585
  Nov-98         13,738                 15,471             15,313
  Dec-98         13,856                 15,941             17,163
  Jan-99         13,379                 15,570             16,495
  Feb-99         12,948                 15,227             15,631
  Mar-99         13,111                 15,445             16,067
  Apr-99         14,717                 16,908             17,335
  May-99         15,263                 16,979             17,409
  Jun-99         15,624                 17,172             18,341
  Jul-99         15,484                 16,743             17,952
  Aug-99         14,821                 16,164             17,336
  Sep-99         14,018                 15,346             16,800
  Oct-99         13,786                 15,799             17,657
  Nov-99         13,704                 15,509             18,584
  Dec-99         14,276                 15,925             19,688
  Jan-00         13,011                 14,973             19,133
  Feb-00         12,589                 14,347             20,472
  Mar-00         13,893                 16,086             22,186
  Apr-00         13,791                 16,150             21,412
  May-00         13,957                 16,428             21,144
  Jun-00         13,778                 15,815             21,455
  Jul-00         13,599                 16,185             21,794
  Aug-00         14,557                 17,177             24,228
  Sep-00         14,391                 17,342             24,063
  Oct-00         14,596                 17,672             23,248
  Nov-00         13,829                 17,442             21,492
  Dec-00         14,405                 18,980             23,137
  Jan-01         15,285                 18,912             23,653
  Feb-01         15,195                 18,833             22,302
  Mar-01         14,793                 18,311             20,645
  Apr-01         15,829                 19,318             22,922
  May-01         16,296                 19,867             23,456
  Jun-01         16,412                 19,603             23,362
  Jul-01         16,399                 19,524             23,012
  Aug-01         16,309                 19,167             22,259
  Sep-01         14,495                 17,338             19,490
  Oct-01         14,677                 17,431             20,352
  Nov-01         15,920                 18,651             21,866
  Dec-01         16,671                 19,424             22,995
  Jan-02         16,959                 19,620             22,876
  Feb-02         16,920                 19,939             22,904
  Mar-02         17,848                 20,958             24,541
  Apr-02         17,521                 20,944             24,427
  May-02         17,534                 20,913             24,015
  Jun-02         16,371                 19,979             22,257
  Jul-02         14,004                 18,023             20,101
  Aug-02         14,213                 18,233             20,202
  Sep-02         12,566                 16,392             18,574
  Oct-02         13,272                 16,913             19,379
  Nov-02         14,331                 17,978             20,501
  Dec-02         13,887                 17,550             19,658
  Jan-03         13,492                 17,064             19,084
  Feb-03         13,096                 16,781             18,630
  Mar-03         13,175                 16,838             18,786
  Apr-03         14,191                 18,119             20,150


This chart assumes a hypothetical investment of $10,000 made on May 1, 1996 (commencemnt of operations). Returns shown include the reinvestment of all dividends and capital gains. This chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                              Annualized
                           1 Year Ended      5 Year Ended      Since Inception
Total Return               April 30, 2003    April 30, 2003      May 1, 1996
--------------------------------------------------------------------------------
The Kenwood Growth
  & Income Fund                -19.01%           -1.62%              5.12%
Russell Midcap Value Index *   -13.49%            1.77%              8.84%
S&P MidCap 400 Index **        -17.51%            4.35%             10.47%
--------------------------------------------------------------------------------

*    The  Russell  Midcap  Value Index  measures  the  performance  of small and
     mid-sized   companies   with   lower   price-to-book   ratios   and   lower
     price-to-earnings ratio. One cannot invest directly in an index.

** The Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index) is a capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a weighted average market value of $2.6 billion as of April 30, 2003.


Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003

--------------------------------------------------------------------------------



ASSETS:
      Investments, at value (Cost of $3,049,814)                   $3,031,025
      Receivable for securities sold                                   33,660
      Receivable from Adviser                                          18,577
      Prepaid expenses                                                  7,370
      Income receivable                                                 2,638
      Receivable for Fund shares sold                                     300
                                                                 -------------
           Total assets                                             3,093,570
                                                                 -------------

LIABILITIES:
      Accrued expenses and other liabilities                           57,024
      Payable for securities purchased                                 15,016
                                                                 -------------
           Total liabilities                                           72,040
                                                                 -------------

NET ASSETS                                                         $3,021,530
                                                                 =============

NET ASSETS CONSIST OF:
      Capital stock                                                $3,465,906
      Undistributed net investment income                               9,596
      Accumulated net realized loss on investments                   (435,183)
      Net unrealized depreciation on investments                      (18,789)
                                                                 -------------

NET ASSETS                                                         $3,021,530
                                                                 =============

      Shares outstanding (unlimited amount of shares authorized)      280,774

      Net asset value, offering and redemption price per share     $    10.76
                                                                 =============





                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF OPERATIONS
For the Year Ended April 30, 2003

--------------------------------------------------------------------------------



INVESTMENT INCOME:
   Dividends                                                         $   58,773
   Interest                                                               2,735
                                                                     -----------
        Total investment income                                          61,508
                                                                     -----------


EXPENSES:
   Shareholder servicing fees                                            41,149
   Professional fees                                                     40,578
   Administration fees                                                   32,363
   Fund accounting fees                                                  29,153
   Investment advisory fees                                              24,835
   Federal and state registration fees                                   19,206
   Custody fees                                                          11,485
   Distribution fees                                                      8,279
   Trustees' fees and expenses                                            5,123
   Reports to shareholders                                                2,562
   Other                                                                  4,256
                                                                     -----------
        Total expenses before voluntary waiver and reimbursement        218,989
             Less:  Voluntary waiver and reimbursement from Adviser    (185,875)
                                                                     -----------

        Net expenses                                                     33,114
                                                                     -----------

NET INVESTMENT INCOME                                                    28,394
                                                                     -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                    (347,583)
   Change in unrealized appreciation (depreciation) on investments     (504,604)
                                                                     -----------
       Net realized and unrealized loss on investments                 (852,187)
                                                                     -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (823,793)
                                                                     ===========





                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------



=========================================================================================
THE KENWOOD GROWTH & INCOME FUND
=========================================================================================

STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------

                                                           For the Year     For the Year
                                                              Ended            Ended
                                                          April 30, 2003   April 30, 2002
                                                          --------------   --------------

OPERATIONS:
  Net investment income                                   $    28,394      $    31,537
  Net realized gain (loss) on investments                    (347,583)         133,403
  Change in unrealized appreciation (depreciation)
        on investments                                       (504,604)         232,010
                                                          -------------    -------------
     Net increase (decrease) in net assets resulting
        from operations                                      (823,793)         396,950
                                                          -------------    -------------


DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       (27,156)         (36,776)
                                                          ------------     ------------
    Total distributions                                       (27,156)         (36,776)
                                                          ------------     ------------


CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold                               169,667        1,190,247
  Shares issued on reinvestment of dividends and
        distributions                                          26,875           36,258
  Cost of shares redeemed                                    (547,304)        (708,587)
                                                          ------------     ------------
     Net increase (decrease) in net assets from
          capital share transactions                         (350,762)         517,918
                                                          ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (1,201,711)         878,092


NET ASSETS:
  Beginning of period                                       4,223,241        3,345,149
                                                          ------------     ------------

  End of period (including undistributed net investment
       income of $9,596 and $9,272, respectively)         $ 3,021,530      $ 4,223,241
                                                          ============     ============


                     See Notes to the Financial Statements.

-----------------------------------------------------------------------------------------





===================================================================================================================
THE KENWOOD GROWTH & INCOME FUND
===================================================================================================================

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------

                                                                    For the Year Ended April 30,
                                                        2003       2002         2001         2000       1999
                                                   ------------  ---------- ------------  ----------  ----------

SELECTED PER SHARE DATA(1):
  NET ASSET VALUE - BEGINNING OF YEAR                   $13.40      $12.22       $10.79      $12.65      $14.18
                                                   ------------  ---------- ------------  ----------  ----------

  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                               0.10(2)     0.10(2)      0.15(2)     0.17        0.14
      Net realized and unrealized gain (loss)
          on investments                                 (2.65)       1.20         1.43       (0.93)      (0.82)
                                                   ------------  ---------- ------------  ----------  ----------
              Total income (loss) from
                   investment operations                 (2.55)       1.30         1.58       (0.76)      (0.68)
                                                   ------------  ---------- ------------  ----------  ----------

  LESS DISTRIBUTIONS:
      Dividends from net investment income               (0.09)      (0.12)       (0.15)      (0.13)      (0.12)
      Distributions from net realized gain                   -           -            -       (0.97)      (0.73)
                                                   ------------  ---------- ------------  ----------  ----------
              Total distributions                        (0.09)      (0.12)       (0.15)      (1.10)      (0.85)
                                                   ------------  ---------- ------------  ----------  ----------

  NET ASSET VALUE - END OF YEAR                         $10.76      $13.40       $12.22      $10.79      $12.65
                                                   ============  ========== ============  ==========  ==========


TOTAL RETURN                                            -19.01%      10.69%       14.79%      -6.29%      -4.44%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of year                       $ 3,021,530 $ 4,223,241  $ 3,345,149 $ 3,019,161 $ 3,692,394
      Ratio of net expense to average net assets:
          Before expense reimbursement                    6.62%       4.95%        6.16%       5.13%       5.26%
          After expense reimbursement                     1.00%       1.00%        1.00%       1.00%       1.00%
      Ratio of net investment income to average net
            assets:
          Before expense reimbursement                   (4.76)%     (3.12)%      (3.73)%     (2.72)%     (3.05)%
          After expense reimbursement                     0.86%       0.83%        1.35%       1.41%       1.21%
      Portfolio turnover rate                            65.51%      77.29%       109.25%      88.73%      70.66%


(1) Information presented relates to a share of beneficial interest of the Fund outstanding for the entire year.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

SCHEDULE OF INVESTMENTS
April 30, 2003

--------------------------------------------------------------------------------

Shares                                                                    Value
------                                                                    -----
           ----------------------------------------------------------
           COMMON STOCKS - 93.5%
           ----------------------------------------------------------

           APPLIANCES - 1.2%
 1,700     Maytag Corporation                                          $ 35,428
                                                                     -----------

           AUDIO/VISUAL - 0.4%
   200     Harman International Industries, Incorporated                 13,318
                                                                     -----------

           BANKING/SAVINGS & LOANS - 10.9%
 4,400     Banknorth Group, Inc.                                        105,072
 1,600     First Tennessee National Corporation                          70,080
 2,484     FleetBoston Financial Corporation                             65,876
 3,000     Marshall & Ilsley Corporation                                 88,260
                                                                     -----------
                                                                        329,288
                                                                     -----------

           FINANCIAL SERVICES - 6.2%
 6,700     Janus Capital Group Inc.                                      93,130
 3,050     The PMI Group, Inc.                                           94,001
                                                                     -----------
                                                                        187,131
                                                                     -----------

           FOOD & BEVERAGES - 7.4%
 3,100     McCormick & Company                                           76,849
 1,900     PepsiAmericas, Inc.                                           23,731
 3,400     Tyson Foods Inc. - Class A                                    32,742
 3,100     Wendy's International, Inc.                                   90,024
                                                                     -----------
                                                                        223,346
                                                                     -----------

           HEALTHCARE - 5.1%
   700     Barr Laboratories, Inc.*                                      38,920
 2,400     Health Net Inc.*                                              62,616
 1,600     Renal Care Group, Inc.*                                       51,840
                                                                     -----------
                                                                        153,376
                                                                     -----------

           HUMAN RESOURCES - 1.0%
   900     Manpower Inc.                                                 29,592
                                                                     -----------

           INSURANCE - 7.2%
 2,100     Aon Corporation                                               46,536
 3,400     Nationwide Financial Services, Inc. - Class A                 95,710
 2,600     Protective Life Corporation                                   74,698
                                                                     -----------
                                                                        216,944
                                                                     -----------
                       See notes to financial statements

 Shares                                                                   Value
 ------                                                                   -----
            INTEGRATED OILS - 5.9%
  3,600     GlobalSantaFe Corporation f                                $ 76,176
  2,600     Unocal Corporation                                           72,020
    850     Valero Energy Corporation                                    31,237
                                                                     -----------
                                                                        179,433
                                                                     -----------

            LEISURE & ENTERTAINMENT - 0.9%
  1,200     Mattel, Inc.                                                 26,088
                                                                     -----------

            MANUFACTURING - DIVERSIFIED - 0.9%
    900     Roper Industries, Inc.                                       27,531
                                                                     -----------

            MATERIALS & PROCESSING - 3.3%
  4,100     CommScope, Inc.*                                             35,137
  4,700     Smurfit-Stone Container Corporation*                         66,129
                                                                     -----------
                                                                        101,266
                                                                     -----------

            MEDICAL INSTRUMENTS/SUPPLIES - 2.3%
  2,000     Becton, Dickinson and Company                                70,800
                                                                     -----------

            PRODUCER DURABLES - 4.7%
  2,400     American Power Conversion Corporation*                       37,392
  3,000     Pitney Bowes Inc.                                           105,330
                                                                     -----------
                                                                        142,722
                                                                     -----------

            PUBLISHING - 2.5%
  1,150     Knight-Ridder, Inc.                                          74,233
                                                                     -----------

            RAILROADS - 2.8%
  2,600     CSX Corporation                                              83,148
                                                                     -----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
  3,900     Arden Realty, Inc.                                           92,937
                                                                     -----------



            See Notes to the Financial Statements.

--------------------------------------------------------------------------------

 Shares                                                                   Value
 ------                                                                   -----
            RETAIL - 8.1%
  2,400     Duane Reade Inc.*                                         $ 32,280
  3,000     Jones Apparel Group, Inc.*                                  85,560
  7,100     Limited Brands                                             103,234
    800     Staples, Inc.*                                              15,232
    300     The Neiman Marcus Group, Inc.*                               9,615
                                                                    -----------
                                                                       245,921
                                                                    -----------

            SEMICONDUCTORS - 1.1%
  3,900     Cypress Semiconductor Corporation*                          34,008
                                                                    -----------

            SERVICES - DIVERSIFIED - 1.5%
  1,300     Fluor Corporation                                           44,941
                                                                    -----------

            TECHNOLOGY - 7.0%
  3,000     Computer Sciences Corporation*                              98,850
    600     Diebold, Incorporated                                       23,988
    518     Symantec Corporation*                                       22,766
  7,300     Tellabs, Inc.*                                              45,114
    300     Zebra Technologies Corporation - Class A*                   20,001
                                                                    -----------
                                                                       210,719
                                                                    -----------

            UTILITIES - 10.0%
  1,500     CenturyTel, Inc.                                            44,175
  1,900     DTE Energy Company                                          76,608
  1,400     People's Energy Corporation                                 54,390
  3,800     Puget Energy, Inc.                                          80,256
  3,500     Xcel Energy, Inc.                                           47,320
                                                                    -----------
                                                                       302,749
                                                                    -----------

            TOTAL COMMON STOCKS (Cost of $2,843,708)                 2,824,919
                                                                    -----------


            See Notes to the Financial Statements.

--------------------------------------------------------------------------------

Principal
 Amount                                                               Value
----------                                                            -----
              ----------------------------------------------------
              SHORT-TERM INVESTMENTS - 6.8%
              ----------------------------------------------------

              VARIABLE RATE DEMAND NOTES# - 4.5%
 $ 90,920     American Family Financial Services Inc., 0.9112%       $ 90,920
   45,799     Wisconsin Corporate Central Credit Union, 0.9900%        45,799
                                                                  ------------
                                                                      136,719
                                                                  ------------

              MUTUAL FUNDS - 2.3%
   69,387     Dreyfus Treasury Prime Cash Management                   69,387
                                                                  ------------


              TOTAL SHORT-TERM INVESTMENTS (Cost of $206,106)         206,106
                                                                  ------------

              TOTAL INVESTMENTS - 100.3% (Cost of $3,049,814)       3,031,025
                                                                  ------------

              Liabilities in excess of other assets - (0.3%)           (9,495)
                                                                  ------------

              TOTAL NET ASSETS - 100.0%                           $ 3,021,530
                                                                  ============

*    Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2003.
f    Foreign.
================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Kenwood Growth & Income Fund (the "Fund") is a diversified mutual fund created by The Kenwood Funds (the "Trust") which was organized as a business trust under the laws of Delaware on January 9, 1996. The Fund is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended. The Fund commenced operations on May 1, 1996. The objective of the Fund is capital appreciation and current income.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the last bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Undistributed income or net realized capital gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts have been made for such differences that are permanent in nature.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:


                                           For the Year          For the Year
                                              ended                 ended
                                          April 30, 2003        April 30, 2002
                                          ----------------     -----------------

Shares sold                                        15,237                92,729
Shares issued on reinvestment of
dividends and distributions                         2,577                 2,848
                                          ----------------     -----------------
                                                   17,814                95,577
Shares redeemed                                   (52,265)              (54,119)
                                          ----------------     -----------------
       Net increase (decrease)                    (34,451)               41,458
                                          ================     =================


4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended April 30, 2003, were as follows:


                                              Purchases               Sales
                                            --------------     -----------------
     U.S. Government                        $         -           $        -
     Other                                    2,081,479            2,405,658

     At April 30, 2003, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

     Appreciation                                                     $ 251,815
     (Depreciation)                                                    (331,032)
                                                               -----------------
          Net unrealized depreciation on investments                  $ (79,217)
                                                               =================

     At April 30, 2003, the cost of investments for federal income tax purposes was $3,110,242.

     The tax cost basis of the Fund's securities differs from the book cost primarily as a result of the deferral of losses relating to wash sale transactions and return of capital distributions from real estate investment trusts. At April 30, 2003, the Fund had accumulated net realized capital loss carryovers of $35,592 and $79,357, expiring in 2009 and 2011, respectively. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryovers. As of April 30, 2003, the Fund had $256,771 of Post-October losses, which will be treated as arising on May 1, 2003 for tax purposes.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed income                                               $ 6,561
     Undistributed long-term gains                                            -
                                                               -----------------
          Total distributable earnings
             on a tax basis                                             $ 6,561
                                                               =================

     The components of distributions on a tax basis were as follows:

                                              For the Year       For the Year
                                                 ended              ended
                                             April 30, 2003     April 30, 2002
                                            -----------------  -----------------
     Income                                         $ 27,156           $ 36,776
     Long-term gains                                       -                  -
                                            -----------------  -----------------
          Total distributions paid                  $ 27,156           $ 36,776
                                            =================  =================

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has entered into an investment advisory agreement with The Kenwood Group, Inc. (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% on the first $500 million of average net assets, 0.70% on the next $500 million of average daily net assets, and 0.65% on the average daily net assets over $1 billion. The Adviser has voluntarily waived and reimbursed certain expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded the annual rate of 1.00% of the average net assets of the Fund, computed on a daily basis. The total amount of fees waived and reimbursed by the Adviser for the year ended April 30, 2003 was $185,875.

     The Trust has entered into a distribution agreement with Quasar Distributors, LLC (the "Distributor"). Pursuant to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to expend up to 0.25% annually of the Fund's average daily net assets to pay distribution fees and to cover certain expenses incurred in connection with the distribution of the Fund's shares. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of Rule 12b-1.

6.  RELATED PARTIES

     Officers and Trustees of the Trust held 100,979 shares or 35.96% of the outstanding shares of the Fund as of April 30, 2003.




                        Report of Independent Accountants

To the Board of Trustees and Shareholders of The Kenwood Funds - The Kenwood Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Kenwood Funds - The Kenwood Growth & Income Fund (the "Fund") at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
June 13, 2003





================================================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================================================

TRUSTEES AND OFFICERS


----------------------------------------------------------------------------------------------------------------

                                                                      # of Portfolios
                              Positions                               in Fund Complex
                              Held With   Principal Occupation During   Overseen by     Other Directorships
Name and Address         Age  Registrant   Last Five Years                 Trustee        Held by Trustee
----------------------------------------------------------------------------------------------------------------

       DISINTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------

Clark Burrus              74  Trustee    Trustee, The Kenwood Funds,           1        The Kenwood Growth &
The Kenwood Funds                        1998 to present.                               Income Fund, Cook County
10 S. LaSalle Street                                                                    Deferred Compensation
Suite 3610                                                                              Committee, Chicago
Chicago, IL 60603                                                                       Council of Urban
                                                                                        Affairs, Roosevelt
                                                                                        University, Metropolitan
                                                                                        Planning Council.

----------------------------------------------------------------------------------------------------------------
Patty Litton Delony, CFA  54  Trustee    Trustee, The Kenwood Funds,           1        The Kenwood Growth &
The Kenwood Funds                        1996 to present.  Consultant,                  Income Fund, Delony
10 S. LaSalle Street                     Delony Associates, Inc., 1988                  Associates, Inc.
Suite 3610                               to present.
Chicago, IL 60603

----------------------------------------------------------------------------------------------------------------

Challis M. Lowe           57  Trustee    Trustee, The Kenwood Funds,           1        The Kenwood Growth &
The Kenwood Funds                        1996 to present.  Vice                         Income Fund, Gaylord
10 S. LaSalle Street                     President, Ryder System,                       Dorothy Donnelley
Suite 3610                               Inc., 2000 to present.                         Foundation; Florida
Chicago, IL 60603                        Executive  Vice President,                     Memorial College.
                                         Beneficial Management
                                         Corporation, 1997 to 2000.

----------------------------------------------------------------------------------------------------------------

Roger W. Spencer, CFA     69  Trustee    Trustee, The Kenwood Funds,           1        The Kenwood Growth &
10 S. LaSalle Street                     2000 to present.                               Income Fund, Village of
Suite 3610                               Self-Employed Consultant,                      Beach Park.
Chicago, IL 60603                        1997 to present.

================================================================================================================
THE KENWOOD GROWTH & INCOME FUND
===============================================================================================================

TRUSTEES AND OFFICERS (Continued)


----------------------------------------------------------------------------------------------------------------
                                                                            # of
                                                                        Portfolios in
                                Positions                               Fund Complex
                                Held With Principal Occupation During    Overseen by    Other Directorships
      Name and Address   Age   Registrant      Last Five Years             Trustee        Held by Trustee
----------------------------------------------------------------------------------------------------------------

                                            INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------

Barbara L. Bowles, CFA*   55   President  President and Principal           1           The Kenwood Growth &
The Kenwood Funds                         Financial Officer, The Kenwood                Income Fund, The Kenwood
10 S. LaSalle Street                      Funds, 1996 to present.                       Group, Inc.,  Black &
Suite 3610                                Chairman and CEO, The Kenwood                 Decker Corporation,
Chicago, IL 60603                         Group Inc., 1989 to present.                  Georgia Pacific, Hyde
                                                                                        Park Bank and Trust
                                                                                        Company, Chicago
                                                                                        Urban League,
                                                                                        Children's Memorial
                                                                                        Hospital of Chicago,
                                                                                        Wisconsin Energy
                                                                                        Corporation, Dollar
                                                                                        General, NAACP.

----------------------------------------------------------------------------------------------------------------

Reynaldo P. Glover*        60  Trustee    Trustee, The Kenwood Funds,       1           The Kenwood Growth &
The Kenwood Funds                         1996 to present.  President,                  Income Fund, TLC-LC,
10 S. LaSalle Street                      TLC-LC, 2000 to present.                      Inc., Fisk University,
Suite 3610                                Counsel, Piper  Rudnick, 1997                 Immigration and Refugee
Chicago, IL 60603                         to present.                                   Services of America.

----------------------------------------------------------------------------------------------------------------

                                                  OFFICERS

----------------------------------------------------------------------------------------------------------------

Mark Watson               39   Executive  Executive Vice President, The     1           The Kenwood Growth &
The Kenwood Funds              Vice       Kenwood Funds, 2001 to                        Income Fund.
10 S. LaSalle Street           President  present.  Managing Director,
Suite 3610                                Equinox Capital Management,
Chicago, IL 60603                         1996 to 2001.

----------------------------------------------------------------------------------------------------------------

Yolanda Waggoner          28   Vice       Vice President and Secretary      1           The Kenwood Growth &
The Kenwood Funds              President  of The Kenwood Growth & Income                Income Fund.
10 S. LaSalle Street           &          Fund, 2002 to present.
Suite 3610                     Secretary  Director of Human Resources,
Chicago, IL 60603                         Lutheran Family Mission, 1997
                                          to 1999.


----------------------------------------------------------------------------------------------------------------

Cynthia Hardy             36   Assistant  Compliance Officer, The           1           The Kenwood Growth &
The Kenwood Funds              Secretary  Kenwood Funds, 1996 to                        Income Fund, Have a
10 S. LaSalle Street                      present.  Vice President of                   Heart for Sickle Cell
Suite 3610                                Administration, The Kenwood                   Anemia.
Chicago, IL 60603                         Group, Inc., 1991 to present.


----------------------------------------------------------------------------------------------------------------

* This individual is deemed an "interested person" of the Trust as that term is defined under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund's Officers and Trustees and is available, without charge, upon request by calling 1-888-536-3863.




Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date, the Registrant's President and Treasurer/CFO has determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                The Kenwood Funds
                            --------------------------------------------


By                          /s/ Barbara L. Bowles
                            --------------------------------------------
(Signature and Title)       Barbara L. Bowles
                            President and Chief Financial Officer


Date 7/9/03
     ------